REPORTING ENTITY AND GOING CONCERN (Tables)	12 Months Ended
Dec. 31, 2023
REPORTING ENTITY AND GOING CONCERN
Schedule of effect of the restatement adjustments on the Consolidated Balance Sheet
	As Previously Reported	Restatement Adjustment	As Restated
Due from related party	$220,336	$(104,494)	$115,842
Other current assets	8,581	-	8,581
Other Assets	43,164	-	43,164
Total assets	$272,081	$(104,494)	$167,587

Total liabilities	$9,186,773	$-	$9,186,773
Total stockholders' deficit	(8,914,692)	(104,494)	(9,019,186)
Total liabilities and stockholders' deficit	$272,081	$(104,494)	$167,587
	As Previously Reported	Restatement Adjustment	As Restated
Due from related party	$273,248	$(171,130)	$102,118
Other current assets	9,431	-	9,431
Other Assets	43,164	-	43,164
Total assets	$325,843	$(171,130)	$154,713

Total liabilities	$11,118,632	$-	$11,118,632
Total stockholders' deficit	(10,792,789)	(171,130)	(10,963,919)
Total liabilities and stockholders' deficit	$325,843	$(171,130)	$154,713

Schedule of effect of the restatement adjustments on the Consolidated Statement of Operations
	As Previously Reported	Restatement Adjustment	As Restated
Operating expenses	$1,066,980	$104,494	$1,171,474
Finance expense	1,352,672	-	1,352,672
Net loss	$2,419,652	$104,494	$2,524,146
Net loss per share basic and diluted	$(0.00)	$(0.00)	$(0.00)
	As Previously Reported	Restatement Adjustment	As Restated
Operating expenses	$1,649,041	$66,636	$1,715,677
Finance expense	1,927,818		1,927,818
Net loss	$3,576,859	$66,636	$3,643,495
Net loss per share basic and diluted	$(0.01)	$(0.00)	$(0.01)